PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7                 PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following (in RMB thousands):

	December 31,
	2010	2011

Buildings	4,939	4,939
Office equipment, furniture and electronic equipment	15,295	22,883
Motor vehicles	10,214	13,136
Leasehold improvement	23,370	28,807
Construction in progress	12,305	—
	66,123	69,765

Less: accumulated depreciation and amortization	(15,958)	(29,698)

Property and equipment, net	50,165	40,067

For the years ended December 31, 2009, 2010 and 2011, depreciation and amortization expense for property and equipment amounted to RMB5.4 million, RMB10.8 million and RMB14.2 million, respectively.